CASH AND CASH EQUIVALENTS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Money market funds	₺ 4,649,626
Cash and cash equivalents	6,750,179	₺ 7,940,833	₺ 12,527,681
Restricted cash	0	0
Interest accrual on cash and cash equivalents	1,390	1,207
Cash and cash equivalents as reported in the consolidated statement of cash flows	₺ 6,748,789	₺ 7,939,626	₺ 12,512,914	₺ 14,899,379
Time deposits
CASH AND CASH EQUIVALENTS
Average maturity of time deposits	11 days	3 days
Time deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 1,569,081	₺ 457,420
Weighted average interest rates of time deposits	48.36%	39.79%
Time deposits | US Dollar
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 418,910	₺ 6,301,314
Weighted average interest rates of time deposits	0.42%	0.47%
Demand deposits | TRY
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 84,431	₺ 1,171,632
Demand deposits | US Dollar
CASH AND CASH EQUIVALENTS
Banks deposits	16,334	5,664
Other foreign currency deposits
CASH AND CASH EQUIVALENTS
Banks deposits	₺ 11,797	₺ 4,803